S000009423 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Aerospace & Defense Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	49.26%	19.25%	15.43%
iShares U.S. Aerospace & Defense ETF
Prospectus [Line Items]
Average Annual Return, Percent	48.66%	18.79%	14.95%
Performance Inception Date				May 01, 2006
iShares U.S. Aerospace & Defense ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	48.43%	18.54%	14.67%
iShares U.S. Aerospace & Defense ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	28.92%	15.24%	12.57%